Cover Page	3 Months Ended
Mar. 31, 2023
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	Alight, Inc. / Delaware
Entity Central Index Key	0001809104
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	7389
Entity Tax Identification Number	86-1849232
Entity Address, Address Line One	4 Overlook Point
Entity Address, City or Town	Lincolnshire
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60069
City Area Code	224
Local Phone Number	737-7000
Amendment Description	On August 2, 2021, the registrant filed a Registration Statement on Form S-1 (Registration No. 333-258350), which was subsequently amended on August 18, 2021 and August 23, 2021 and declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on August 23, 2021 (as amended, the “Registration Statement”). This post-effective amendment is being filed to update the Registration Statement to include information contained in the registrant’s annual report on Form 10-K, filed with the SEC on March 1, 2023 (the “Annual Report”), the registrant’s quarterly report on Form 10-Q, filed with the SEC on May 9, 2023 and certain other information in such Registration Statement. No additional securities are being registered under this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement. As of March 31, 2023, December 31, 2022 and December 31, 2021, all warrants were exercised or redeemed.
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Martin T. Felli
Entity Address, Address Line One	4 Overlook Point
Entity Address, City or Town	Lincolnshire
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60069
City Area Code	224
Local Phone Number	737-7000